Hartford Life Insurance Company Separate Account Twelve:

333-114401	The HART Program (no fee)
333-114404	The HART Program (fee)

Supplement dated February 5, 2009 to your Prospectus

Supplement Dated February 5, 2009 to your Prospectus

The following is added after the last paragraph under the sub-section entitled “More Information” of the prospectus:

“Financial Information

For the most recent quarterly financial statement for Hartford Life Insurance Company please visit www.hartfordinvestor.com. Copies may be obtained, free of charge, by calling us at 1-800-528-9009.”

This Supplement Should Be Retained With The Prospectus For Future Reference.